Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
NET EARNINGS (LOSS)	$ 1,727,373	$ 928,219	$ (212,272)
Other comprehensive income (loss), net of income taxes:
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	104,924	2,896	(2,284)
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)	0	0
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	(3,894)	63
Reclassification to earnings on disposal of subsidiary	(11,856)	0	0
Unrealized gains (losses) arising during the year, net of reclassification adjustments	74,526	(998)	(2,221)
Change in currency translation adjustment	(2,103)	(2,428)	(202)
Reclassification to earnings on disposal of subsidiary	34	0	0
Cumulative currency translation adjustment, net of reclassification adjustments	(2,069)	(2,428)	(202)
Decrease in defined benefit pension liability	1,152	42	2,156
Total other comprehensive income (loss)	73,609	(3,384)	(267)
Comprehensive income (loss)	1,800,982	924,835	(212,539)
Comprehensive loss attributable to noncontrolling interest	27,550	9,985	62,291
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ENSTAR	$ 1,828,532	$ 934,820	$ (150,248)